Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Summary of Credit Facility

The credit facility is presented in the balance sheet as follows:

in USD ‘000	2021	2020
Borrowings as of January 1,	25,487	25,104
Issuance of JGB convertible note	27,333	-
Transaction costs	(1,954)	-
Oxford Loan payoff	(25,623)	-
Interest expense	2,974	2,589
Interest paid	(2,484)	(2,206)
Borrowings as of December 31,	25,733	25,487
Of which are:
Current	-	187
Non-current	25,733	25,300